Debt (Schedule of Debt Maturities) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ended March 31, 2019	$ 77.7
Year Ended March 31, 2020	53.0
Year Ended March 31, 2021	68.0
Year Ended March 31, 2022	88.4
Year Ended March 31, 2023	598.4
Thereafter	1,745.0
Total debt	2,630.5	$ 3,225.2
Less aggregate unamortized discount & debt issuance costs, net of fair value adjustment on capital lease obligations	(73.1)	(100.3)
Total debt, net	$ 2,557.4	$ 3,124.9
Coupon rate	5.875%
Revolving Credit Facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ended March 31, 2019	$ 0.0
Year Ended March 31, 2020	0.0
Year Ended March 31, 2021	0.0
Year Ended March 31, 2022	0.0
Year Ended March 31, 2023	0.0
Thereafter	0.0
Total debt	0.0
Capital Lease Obligations
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ended March 31, 2019	5.2
Year Ended March 31, 2020	3.0
Year Ended March 31, 2021	3.0
Year Ended March 31, 2022	0.9
Year Ended March 31, 2023	0.9
Thereafter	37.5
Total debt	50.5
Term Loan A Facility | Term Loan
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ended March 31, 2019	0.0
Year Ended March 31, 2020	37.5
Year Ended March 31, 2021	52.5
Year Ended March 31, 2022	75.0
Year Ended March 31, 2023	585.0
Thereafter	0.0
Total debt	750.0
Term Loan B Facility | Term Loan
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ended March 31, 2019	12.5
Year Ended March 31, 2020	12.5
Year Ended March 31, 2021	12.5
Year Ended March 31, 2022	12.5
Year Ended March 31, 2023	12.5
Thereafter	1,187.5
Total debt	1,250.0
5.875% Senior Notes | Senior Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ended March 31, 2019	0.0
Year Ended March 31, 2020	0.0
Year Ended March 31, 2021	0.0
Year Ended March 31, 2022	0.0
Year Ended March 31, 2023	0.0
Thereafter	520.0
Total debt	$ 520.0
Coupon rate	5.875%
April 2013 Notes | Convertible Senior Subordinated Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ended March 31, 2019	$ 60.0
Year Ended March 31, 2020	0.0
Year Ended March 31, 2021	0.0
Year Ended March 31, 2022	0.0
Year Ended March 31, 2023	0.0
Thereafter	0.0
Total debt	$ 60.0
Coupon rate	1.25%